Accounting policies - Impact of for Configuration and Customisation Costs and Restatement (Detail) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Costs associated with implemenation		£ 62.2	£ 14.0
Adjustment to equity		(4,069.0)	(5,050.1)	[1]	£ (8,297.3)	[1]	£ (9,576.9)
Adjustment to corporate income tax recoverable		(90.4)	(110.3)	[1]	(142.6)	[1]
Adjustment to corporate income tax payable		386.2	424.4	[1]	595.6	[1]
Adjustment to income tax expense		£ 230.1	£ 127.1	[2]	£ 287.2	[2]
Adjustment to basic earnings per share (sterling per share)		£ 0.534	£ (2.430)		£ 0.678
Adjustment to diluted earnings per share (sterling per share)		£ 0.525	£ (2.430)		£ 0.673
Retained earnings
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Adjustment to equity	[3]	£ (4,367.3)	£ (4,959.2)		£ (8,576.2)		(8,747.6)
Other reserves
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Adjustment to equity		£ 335.9	(191.2)		174.7		(957.6)
Increase (decrease) due to corrections of prior period errors
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Adjustment to equity	[4]						106.3
Adjustment to corporate income tax recoverable			22.8		22.8
Adjustment to corporate income tax payable			93.5		95.7
Adjustment to income tax expense			£ 2.2		£ 12.2
Adjustment to basic earnings per share (sterling per share)			£ 0.2		£ 1.0
Adjustment to diluted earnings per share (sterling per share)			£ 0.2		£ 0.9
Increase (decrease) due to corrections of prior period errors | Retained earnings
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Adjustment to equity	[3],[4]						101.5
Increase (decrease) due to corrections of prior period errors | Other reserves
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Adjustment to equity	[4]						£ 4.8

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated as described in the accounting policies.
[3]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £309.1 million at 31 December 2021 (2020: £273.6 million, 2019: £145.9 million).
[4]	Figures have been restated as described in the accounting policies.